Investment Portfolioas of January 31, 2023 (Unaudited)
DWS Global Income Builder Fund
	Shares	Value ($)

Common Stocks 59.8%
Communication Services 5.4%
Diversified Telecommunication Services 1.5%
AT&T, Inc.	78,000	1,588,860
BCE, Inc.	31,847	1,505,525
Spark New Zealand Ltd.	335,653	1,132,350
Swisscom AG (Registered)	398	235,152
Telstra Corp., Ltd.	354,907	1,025,901
TELUS Corp.	44,152	951,364
Verizon Communications, Inc.	63,058	2,621,321
		9,060,473
Entertainment 0.4%
Capcom Co., Ltd.	6,000	194,434
Netflix, Inc.*	2,384	843,602
Nintendo Co., Ltd.	19,900	862,402
Sea Ltd. (ADR)*	6,600	425,370
Tencent Music Entertainment Group (ADR)*	25,300	212,267
		2,538,075
Interactive Media & Services 1.7%
Alphabet, Inc. "A"*	32,900	3,251,836
Alphabet, Inc. "C"*	30,720	3,068,006
Autohome, Inc. (ADR)	7,400	257,964
Baidu, Inc. (ADR)*	1,700	228,956
JOYY, Inc. (ADR)	15,600	556,608
Kakaku.com, Inc.	11,100	184,611
Kanzhun Ltd. (ADR)*	21,100	512,519
Meta Platforms, Inc. "A"*	11,804	1,758,442
ZoomInfo Technologies, Inc.*	6,700	189,141
		10,008,083
Media 0.6%
Comcast Corp. "A"	27,637	1,087,516
Interpublic Group of Companies, Inc.	24,043	876,607
Omnicom Group, Inc.	9,700	834,103
Publicis Groupe SA	3,235	228,383
Trade Desk, Inc. "A"*	10,883	551,768
		3,578,377
Wireless Telecommunication Services 1.2%
America Movil SAB de CV "L" (ADR)	35,900	751,387
SoftBank Corp.	532,400	6,090,032
Tele2 AB "B"	21,648	187,118
		7,028,537
Consumer Discretionary 4.5%
Automobiles 1.0%
Bayerische Motoren Werke AG	14,469	1,473,720
Ford Motor Co.	27,100	366,121
Rivian Automotive, Inc. "A"*	9,800	190,120
Stellantis NV	78,401	1,234,825

Tesla, Inc.*	14,611	2,530,918
Yamaha Motor Co., Ltd.	11,300	278,349
		6,074,053
Hotels, Restaurants & Leisure 0.6%
Darden Restaurants, Inc.	13,100	1,938,407
Restaurant Brands International, Inc.	10,030	671,129
Starbucks Corp.	5,309	579,424
Vail Resorts, Inc.	1,300	341,042
		3,530,002
Household Durables 0.1%
Garmin Ltd.	5,167	510,913
Internet & Direct Marketing Retail 1.3%
Amazon.com, Inc.*	51,880	5,350,385
JD.com, Inc. (ADR)	16,500	982,245
Meituan (ADR)*	9,300	415,803
Pinduoduo, Inc. (ADR)*	8,200	803,436
ZOZO, Inc.	8,400	218,329
		7,770,198
Multiline Retail 0.4%
Next PLC	6,401	523,133
Target Corp.	2,367	407,455
Wesfarmers Ltd.	32,433	1,143,628
		2,074,216
Specialty Retail 1.0%
Best Buy Co., Inc.	17,200	1,525,984
Home Depot, Inc.	8,907	2,887,382
Industria de Diseno Textil SA	7,609	237,725
Lowe's Companies, Inc.	2,756	573,937
TJX Companies, Inc.	11,152	912,903
		6,137,931
Textiles, Apparel & Luxury Goods 0.1%
NIKE, Inc. "B"	1,646	209,585
VF Corp.	18,000	556,920
		766,505
Consumer Staples 5.4%
Beverages 1.2%
Ambev SA (ADR)	554,900	1,476,034
Cia Cervecerias Unidas SA (ADR)	23,500	366,835
Coca-Cola Co.	30,415	1,865,048
Coca-Cola Europacific Partners PLC	26,200	1,472,964
Coca-Cola Femsa SAB de CV (ADR)	9,000	685,620
PepsiCo, Inc.	6,720	1,149,254
		7,015,755
Food & Staples Retailing 1.1%
Costco Wholesale Corp.	2,000	1,022,280
Jeronimo Martins SGPS SA	51,758	1,124,261
Kesko Oyj "B"	36,158	842,817
Koninklijke Ahold Delhaize NV	34,528	1,029,456
Kroger Co.	4,200	187,446
Sysco Corp.	2,600	201,396
Walgreens Boots Alliance, Inc.	21,944	808,856
Walmart, Inc.	9,037	1,300,153
		6,516,665

Food Products 0.3%
Nestle SA (Registered)	13,927	1,696,561
Household Products 0.7%
Clorox Co.	4,100	593,229
Haier Smart Home Co., Ltd.	17,100	251,857
Kimberly-Clark Corp.	4,878	634,189
Procter & Gamble Co.	18,689	2,660,940
		4,140,215
Personal Products 0.1%
Unilever PLC	19,876	1,012,164
Tobacco 2.0%
British American Tobacco PLC	50,002	1,911,799
Imperial Brands PLC	32,847	823,267
Japan Tobacco, Inc.	302,700	6,189,442
Philip Morris International, Inc.	28,007	2,919,450
		11,843,958
Energy 3.7%
Oil, Gas & Consumable Fuels
Aker BP ASA	33,227	1,008,227
Canadian Natural Resources Ltd.	5,100	313,041
Chevron Corp.	17,576	3,058,576
ConocoPhillips	5,200	633,724
Enbridge, Inc.	79,630	3,260,488
EOG Resources, Inc.	1,900	251,275
Exxon Mobil Corp.	44,030	5,107,920
Kinder Morgan, Inc.	37,200	680,760
ONEOK, Inc.	66,674	4,565,835
Phillips 66	1,700	170,459
TC Energy Corp.	17,511	754,504
TotalEnergies SE	13,824	855,264
Williams Companies, Inc.	42,173	1,359,658
		22,019,731
Financials 9.9%
Banks 4.9%
ANZ Group Holdings Ltd.	48,663	866,607
Banco Bilbao Vizcaya Argentaria SA	193,942	1,367,425
Banco de Chile (ADR)	16,500	362,505
Banco Santander Chile (ADR)	32,900	556,339
Bank Leumi Le-Israel BM	214,320	1,883,252
Bank of America Corp.	6,000	212,880
Bank of Nova Scotia	30,997	1,678,038
BNP Paribas SA	6,098	417,990
BOC Hong Kong Holdings Ltd.	60,500	211,469
Canadian Imperial Bank of Commerce	4,244	193,740
Citizens Financial Group, Inc.	9,500	411,540
Commonwealth Bank of Australia	4,587	358,354
DBS Group Holdings Ltd.	10,200	279,007
Huntington Bancshares, Inc.	131,973	2,002,030
ING Groep NV	134,565	1,946,850
Intesa Sanpaolo SpA	386,359	1,014,401
JPMorgan Chase & Co.	23,469	3,284,721
Nordea Bank Abp	197,031	2,302,870

Oversea-Chinese Banking Corp., Ltd.	45,700	451,747
PNC Financial Services Group, Inc.	4,767	788,605
Regions Financial Corp.	47,100	1,108,734
Royal Bank of Canada	19,100	1,954,572
Shinhan Financial Group Co., Ltd. (ADR)	15,400	523,908
Skandinaviska Enskilda Banken AB "A"	22,849	277,009
Societe Generale SA	19,635	583,088
Toronto-Dominion Bank	35,699	2,469,994
Truist Financial Corp.	16,867	833,061
U.S. Bancorp.	11,737	584,503
Westpac Banking Corp.	20,211	340,102
		29,265,341
Capital Markets 2.7%
Ares Management Corp. "A"	9,300	771,807
BlackRock, Inc.	2,090	1,586,749
Blackstone, Inc.	26,643	2,556,662
Charles Schwab Corp.	5,486	424,726
CME Group, Inc.	8,154	1,440,485
Franklin Resources, Inc.	9,600	299,520
Hargreaves Lansdown PLC	87,495	962,779
Hong Kong Exchanges & Clearing Ltd.	16,800	758,487
Julius Baer Group Ltd.	32,380	2,074,591
Morgan Stanley	8,200	798,106
Partners Group Holding AG	1,885	1,767,416
T. Rowe Price Group, Inc.	23,300	2,713,751
		16,155,079
Diversified Financial Services 0.2%
Apollo Global Management, Inc.	17,188	1,216,567
Insurance 2.1%
Allianz SE (Registered)	3,746	895,585
Assicurazioni Generali SpA	31,474	614,107
AXA SA	49,076	1,530,989
Hannover Rueck SE	9,505	1,928,103
Legal & General Group PLC	595,102	1,873,133
Medibank Pvt Ltd.	139,505	290,779
Ping An Insurance Group Co. of China Ltd. (ADR)	60,700	946,920
Poste Italiane SpA 144A	257,669	2,750,617
Swiss Re AG	1,930	201,959
Zurich Insurance Group AG	3,893	1,926,386
		12,958,578
Health Care 6.7%
Biotechnology 1.4%
AbbVie, Inc.	19,558	2,889,695
Amgen, Inc.	6,868	1,733,483
BeiGene Ltd. (ADR)*	1,900	486,400
Gilead Sciences, Inc.	32,400	2,719,656
Moderna, Inc.*	1,800	316,908
Zai Lab Ltd. (ADR)*	10,100	425,614
		8,571,756
Health Care Equipment & Supplies 0.7%
Abbott Laboratories	11,507	1,272,099
Coloplast AS "B"	4,641	559,481
DexCom, Inc.*	4,700	503,323
Fisher & Paykel Healthcare Corp. Ltd.	16,084	262,688

Intuitive Surgical, Inc.*	3,695	907,824
Masimo Corp.*	1,600	272,128
Medtronic PLC	2,900	242,701
		4,020,244
Health Care Providers & Services 0.9%
Cigna Corp.	2,900	918,343
CVS Health Corp.	11,914	1,051,053
Elevance Health, Inc.	698	348,993
UnitedHealth Group, Inc.	5,847	2,918,764
		5,237,153
Health Care Technology 0.0%
M3, Inc.	12,800	348,798
Life Sciences Tools & Services 0.1%
Danaher Corp.	1,776	469,539
Pharmaceuticals 3.6%
Chugai Pharmaceutical Co., Ltd.	11,400	296,331
Eisai Co., Ltd.	2,600	161,029
Eli Lilly & Co.	3,655	1,257,868
GSK PLC	144,452	2,531,180
Hikma Pharmaceuticals PLC	23,709	499,218
Johnson & Johnson	21,992	3,593,933
Merck & Co., Inc.	29,360	3,153,558
Novartis AG (Registered)	27,648	2,495,139
Novo Nordisk AS "B"	11,923	1,648,322
Pfizer, Inc.	55,416	2,447,170
Recordati Industria Chimica e Farmaceutica SpA	11,005	480,735
Roche Holding AG (Genusschein)	3,967	1,236,908
Sanofi	6,985	681,742
Takeda Pharmaceutical Co., Ltd.	38,900	1,226,584
		21,709,717
Industrials 4.9%
Aerospace & Defense 0.2%
Lockheed Martin Corp.	2,144	993,229
Air Freight & Logistics 0.7%
Deutsche Post AG (Registered)	35,613	1,531,399
United Parcel Service, Inc. "B"	13,625	2,523,759
		4,055,158
Building Products 0.0%
Johnson Controls International PLC	3,200	222,624
Commercial Services & Supplies 0.0%
Quad Graphics, Inc.*	10	44
Construction & Engineering 0.0%
ACS Actividades de Construccion y Servicios SA	9,002	266,304
Electrical Equipment 0.4%
Eaton Corp. PLC	5,580	905,132
Emerson Electric Co.	9,418	849,692
Rockwell Automation, Inc.	1,700	479,451
		2,234,275

Industrial Conglomerates 0.8%
3M Co.	23,164	2,665,713
CK Hutchison Holdings Ltd.	40,500	257,592
Honeywell International, Inc.	4,172	869,778
Siemens AG (Registered)	4,707	734,524
		4,527,607
Machinery 1.4%
Atlas Copco AB "A"	173,159	2,051,523
Atlas Copco AB "B"	102,715	1,082,977
Caterpillar, Inc.	5,848	1,475,392
Cummins, Inc.	5,390	1,345,021
Deere & Co.	698	295,142
Illinois Tool Works, Inc.	1,400	330,456
PACCAR, Inc.	14,400	1,574,064
Techtronic Industries Co., Ltd.	40,500	523,136
		8,677,711
Marine 0.1%
Kuehne + Nagel International AG (Registered)	3,217	767,023
Professional Services 0.2%
Nihon M&A Center Holdings, Inc.	25,700	262,025
SGS SA (Registered)	160	389,593
Thomson Reuters Corp.	2,643	314,407
		966,025
Road & Rail 0.4%
Aurizon Holdings Ltd.	76,947	201,511
Canadian National Railway Co.	5,600	666,588
Grab Holdings Ltd. "A"*	48,900	185,331
MTR Corp. Ltd.	32,000	171,241
Old Dominion Freight Line, Inc.	1,100	366,564
Union Pacific Corp.	5,509	1,124,883
		2,716,118
Trading Companies & Distributors 0.7%
Fastenal Co.	30,919	1,562,955
ITOCHU Corp.	11,900	384,846
Marubeni Corp.	70,300	861,202
Mitsui & Co., Ltd.	6,200	182,738
Sumitomo Corp.	46,500	833,541
Toyota Tsusho Corp.	5,300	223,998
		4,049,280
Information Technology 13.5%
Communications Equipment 0.7%
Cisco Systems, Inc.	86,875	4,228,206
Electronic Equipment, Instruments & Components 0.2%
Venture Corp., Ltd.	90,900	1,282,792
IT Services 3.2%
Accenture PLC "A"	2,800	781,340
Adyen NV 144A*	148	222,112
Automatic Data Processing, Inc.	4,597	1,038,049
Block, Inc.*	7,793	636,844
Cloudflare, Inc. "A"*	7,652	404,867
EPAM Systems, Inc.*	1,300	432,445
Infosys Ltd. (ADR)	92,200	1,733,360

International Business Machines Corp.	20,472	2,758,193
Mastercard, Inc. "A"	3,971	1,471,653
MongoDB, Inc.*	2,581	552,876
Obic Co., Ltd.	1,400	224,721
Otsuka Corp.	16,000	525,990
Paychex, Inc.	20,561	2,382,197
PayPal Holdings, Inc.*	7,810	636,437
Shopify, Inc. "A"*	22,600	1,113,736
Snowflake, Inc. "A"*	4,098	641,091
Toast, Inc. "A"*	16,700	372,577
Twilio, Inc. "A"*	6,578	393,627
Visa, Inc. "A"	7,946	1,829,249
Western Union Co.	84,700	1,200,199
		19,351,563
Semiconductors & Semiconductor Equipment 3.9%
Advanced Micro Devices, Inc.*	3,676	276,251
Analog Devices, Inc.	4,301	737,493
ASE Technology Holding Co., Ltd. (ADR)	320,000	2,304,000
ASML Holding NV	969	636,365
Broadcom, Inc.	4,241	2,481,027
Enphase Energy, Inc.*	1,566	346,681
Intel Corp.	23,123	653,456
KLA Corp.	2,164	849,327
Lam Research Corp.	678	339,068
Lasertec Corp.	1,200	237,853
Microchip Technology, Inc.	2,700	209,574
Monolithic Power Systems, Inc.	1,272	542,584
NVIDIA Corp.	12,501	2,442,320
QUALCOMM, Inc.	11,950	1,591,860
Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	39,500	3,662,835
Texas Instruments, Inc.	16,848	2,985,634
Tokyo Electron Ltd.	3,300	1,157,837
United Microelectronics Corp. (ADR)*	235,700	1,916,241
		23,370,406
Software 3.2%
Adobe, Inc.*	3,080	1,140,647
Bill.com Holdings, Inc.*	2,800	323,736
Cadence Design Systems, Inc.*	1,600	292,528
Crowdstrike Holdings, Inc. "A"*	1,963	207,882
Fortinet, Inc.*	6,700	350,678
Intuit, Inc.	5,909	2,497,557
Microsoft Corp.	44,462	11,018,128
Oracle Corp.	2,133	188,685
Paycom Software, Inc.*	1,300	421,122
Paylocity Holding Corp.*	900	187,461
Salesforce, Inc.*	1,570	263,713
ServiceNow, Inc.*	2,868	1,305,313
Trend Micro, Inc.	7,400	365,452
Zscaler, Inc.*	1,900	235,904
		18,798,806
Technology Hardware, Storage & Peripherals 2.3%
Apple, Inc.	95,013	13,709,426
NetApp, Inc.	3,100	205,313
		13,914,739

Materials 2.5%
Chemicals 0.9%
Air Products & Chemicals, Inc.	2,857	915,697
Albemarle Corp.	900	253,305
BASF SE	10,925	625,241
Dow, Inc.	31,302	1,857,774
Shin-Etsu Chemical Co., Ltd.	3,900	575,973
Sociedad Quimica y Minera de Chile SA (ADR)	9,600	936,384
		5,164,374
Containers & Packaging 0.6%
Amcor PLC	262,525	3,166,051
International Paper Co.	4,901	204,960
		3,371,011
Metals & Mining 1.0%
Boliden AB	58,985	2,645,557
Newmont Corp.	6,788	359,289
Norsk Hydro ASA	92,303	746,260
Nucor Corp.	3,100	523,962
POSCO Holdings, Inc. (ADR)	15,100	934,841
Sibanye Stillwater Ltd. (ADR)	76,200	819,912
Steel Dynamics, Inc.	2,300	277,472
		6,307,293
Real Estate 2.0%
Equity Real Estate Investment Trusts (REITs) 1.7%
Ascendas Real Estate Investment Trust	224,676	494,635
Crown Castle, Inc.	1,311	194,172
Gaming and Leisure Properties, Inc.	46,500	2,490,540
Iron Mountain, Inc.	22,230	1,213,313
Link REIT	58,800	471,152
Simon Property Group, Inc.	31,900	4,097,874
VICI Properties, Inc.	48,058	1,642,623
		10,604,309
Real Estate Management & Development 0.3%
Sino Land Co., Ltd.	144,000	187,289
Sun Hung Kai Properties Ltd.	44,500	631,821
Swire Properties Ltd.	298,600	839,562
		1,658,672
Utilities 1.3%
Electric Utilities 0.9%
American Electric Power Co., Inc.	1,878	176,457
Enel SpA	206,924	1,216,258
Fortum Oyj	64,654	973,711
Red Electrica Corp. SA	41,339	730,199
Southern Co.	20,321	1,375,325
SSE PLC	51,138	1,089,142
		5,561,092
Gas Utilities 0.1%
Snam SpA	146,658	746,400

Multi-Utilities 0.3%
E.ON SE	113,177	1,234,653
Engie SA	30,360	430,888
		1,665,541
Total Common Stocks (Cost $306,596,889)		358,775,786

Preferred Stocks 3.5%
Communication Services 0.4%
AT&T, Inc., 5.35%	100,000	2,401,000
Consumer Discretionary 0.1%
Bayerische Motoren Werke AG, 6.736%	7,511	710,840
Financials 2.5%
AGNC Investment Corp., Series C, 7.0%	64,439	1,626,440
Charles Schwab Corp., Series D, 5.95%	75,000	1,886,250
Fifth Third Bancorp., Series I, 6.625%	75,000	1,872,750
Goldman Sachs Group, Inc., Series J, 5.5%	73,000	1,821,350
KeyCorp., Series E, 6.125%	75,000	1,952,250
Morgan Stanley, Series K, 5.85%	75,000	1,886,250
Regions Financial Corp., Series B, 6.375%	80,000	2,085,600
Wells Fargo & Co., Series Y, 5.625%	75,000	1,852,500
		14,983,390
Real Estate 0.5%
Kimco Realty Corp., Series L, 5.125%	75,000	1,755,750
Prologis, Inc., Series Q, 8.54%	236	13,568
Simon Property Group, Inc., Series J, 8.375%	17,000	1,041,165
		2,810,483
Total Preferred Stocks (Cost $22,739,837)		20,905,713

Rights 0.0%
Health Care
Contra Abiomed, Inc.* (a) (Cost $1,122)	1,100	1,122

Warrants 0.0%
Materials
Hercules Trust II, Expiration Date 3/31/2029* (a) (Cost $90,209)	506	40,221

	Principal Amount ($) (b)	Value ($)

Corporate Bonds 20.7%
Communication Services 1.9%
America Movil SAB de CV, 4.375%, 4/22/2049	700,000	632,898
AT&T, Inc.:
2.25%, 2/1/2032	368,000	300,491
3.65%, 6/1/2051	560,000	430,826
CCO Holdings LLC, 144A, 5.125%, 5/1/2027	1,725,000	1,644,011
Charter Communications Operating LLC:
3.5%, 3/1/2042	279,000	194,055
3.7%, 4/1/2051	235,000	156,124
Discovery Communications LLC, 4.0%, 9/15/2055	200,000	137,562
Grupo Televisa SAB, 5.25%, 5/24/2049	1,700,000	1,595,012

Meituan, 144A, 2.125%, 10/28/2025	505,000	459,024
Netflix, Inc., 5.875%, 11/15/2028	812,000	842,392
Rogers Communications, Inc., 144A, 3.8%, 3/15/2032	854,000	768,707
Tencent Holdings Ltd., REG S, 2.39%, 6/3/2030	1,700,000	1,431,035
T-Mobile U.S.A., Inc.:
3.3%, 2/15/2051	700,000	503,972
3.375%, 4/15/2029	635,000	578,759
3.6%, 11/15/2060	145,000	104,351
4.375%, 4/15/2040	335,000	303,119
5.65%, 1/15/2053	650,000	678,092
Verizon Communications, Inc.:
2.65%, 11/20/2040	225,000	162,512
3.7%, 3/22/2061	300,000	227,889
		11,150,831
Consumer Discretionary 1.3%
Ford Motor Co., 3.25%, 2/12/2032	1,220,000	968,274
Ford Motor Credit Co. LLC:
2.7%, 8/10/2026	600,000	535,500
2.9%, 2/16/2028	686,000	590,026
3.375%, 11/13/2025	750,000	698,437
3.625%, 6/17/2031	410,000	341,022
General Motors Co., 5.6%, 10/15/2032	1,500,000	1,481,858
General Motors Financial Co., Inc.:
2.35%, 1/8/2031	500,000	399,451
3.1%, 1/12/2032	510,000	422,710
Lowe's Companies, Inc., 5.625%, 4/15/2053	400,000	412,827
Newell Brands, Inc., 6.375%, 9/15/2027	370,000	371,920
Nissan Motor Co., Ltd., 144A, 4.345%, 9/17/2027	760,000	715,487
Warnermedia Holdings, Inc.:
144A, 5.05%, 3/15/2042	320,000	273,227
144A, 5.141%, 3/15/2052	575,000	477,572
		7,688,311
Consumer Staples 0.9%
Anheuser-Busch Companies LLC, 4.9%, 2/1/2046	965,000	941,919
Anheuser-Busch InBev Worldwide, Inc., 4.35%, 6/1/2040	270,000	250,025
JBS USA LUX SA:
144A, 2.5%, 1/15/2027	1,470,000	1,309,594
144A, 3.625%, 1/15/2032	470,000	392,638
144A, 5.75%, 4/1/2033	1,090,000	1,068,810
Kraft Heinz Foods Co., 4.375%, 6/1/2046	1,180,000	1,030,370
Philip Morris International, Inc.:
5.625%, 11/17/2029	340,000	355,101
5.75%, 11/17/2032	260,000	273,401
		5,621,858
Energy 1.7%
Cheniere Corpus Christi Holdings LLC, 5.875%, 3/31/2025	1,000,000	1,009,637
Cheniere Energy Partners LP:
4.0%, 3/1/2031	1,250,000	1,121,450
4.5%, 10/1/2029	1,100,000	1,031,932
Ecopetrol SA, 6.875%, 4/29/2030	1,700,000	1,593,291
Energy Transfer LP:
5.0%, 5/15/2050	1,159,000	1,011,443
5.75%, 2/15/2033	440,000	452,188

Enterprise Products Operating LLC:
3.3%, 2/15/2053	510,000	369,741
4.2%, 1/31/2050	741,000	632,114
Occidental Petroleum Corp., 8.875%, 7/15/2030	1,700,000	2,001,750
ONEOK, Inc., 6.1%, 11/15/2032	240,000	252,367
Williams Companies, Inc., 4.65%, 8/15/2032	670,000	653,655
		10,129,568
Financials 6.5%
AerCap Ireland Capital DAC, 1.75%, 1/30/2026	388,000	348,753
Air Lease Corp., 4.125%, Perpetual (c)	1,450,000	1,132,450
Aircastle Ltd., Series A, 144A, 5.25%, Perpetual (c)	690,000	565,800
Ally Financial, Inc., Series B, 4.7%, Perpetual (c)	3,000,000	2,467,500
Ares Capital Corp., 2.875%, 6/15/2027	930,000	824,972
Banco Nacional de Panama, 144A, 2.5%, 8/11/2030	600,000	492,000
Banco Santander SA, 5.294%, 8/18/2027	2,200,000	2,208,803
Bank of America Corp.:
2.972%, 2/4/2033	1,260,000	1,074,500
Series RR, 4.375%, Perpetual (c)	4,000,000	3,630,400
Bank of New York Mellon Corp.:
3.7%, Perpetual (c)	1,069,000	988,121
3.75%, Perpetual (c)	2,051,000	1,781,909
Blackstone Secured Lending Fund:
2.85%, 9/30/2028	610,000	495,817
3.625%, 1/15/2026	925,000	862,552
Capital One Financial Corp.:
Series M, 3.95%, Perpetual (c)	1,520,000	1,319,267
5.817%, 2/1/2034 (d)	450,000	453,485
Charles Schwab Corp., Series I, 4.0%, Perpetual (c)	1,555,000	1,432,777
Citigroup, Inc., 3.057%, 1/25/2033	400,000	342,653
Credit Suisse Group AG, 144A, 9.016%, 11/15/2033	630,000	707,598
Enstar Finance LLC, 5.5%, 1/15/2042	1,100,000	907,280
HSBC Holdings PLC, 7.39%, 11/3/2028	566,000	617,003
JPMorgan Chase & Co., 3.328%, 4/22/2052	151,000	114,564
KKR Group Finance Co., XII LLC, 144A, 4.85%, 5/17/2032	760,000	738,823
Liberty Mutual Group, Inc., 144A, 5.5%, 6/15/2052	290,000	288,129
Lloyds Banking Group PLC, 4.716%, 8/11/2026	340,000	335,226
M&T Bank Corp., 5.053%, 1/27/2034	400,000	398,979
MDGH GMTN RSC Ltd., REG S, 3.7%, 11/7/2049	245,000	201,970
Morgan Stanley:
2.484%, 9/16/2036	789,000	611,605
5.948%, 1/19/2038	670,000	684,689
Nippon Life Insurance Co., 144A, 2.75%, 1/21/2051	700,000	592,631
PNC Financial Services Group, Inc.:
3.4%, Perpetual (c)	1,740,000	1,483,350
5.068%, 1/24/2034	400,000	403,479
REC Ltd.:
144A, 4.75%, 5/19/2023	426,000	424,965
144A, 5.25%, 11/13/2023	570,000	568,113
Societe Generale SA:
144A, 5.375%, Perpetual (c)	1,650,000	1,418,884
144A, 6.221%, 6/15/2033	1,275,000	1,265,957
144A, 9.375%, Perpetual (c)	660,000	708,675
State Street Corp., 4.164%, 8/4/2033	730,000	695,847
Synchrony Bank:
5.4%, 8/22/2025	420,000	418,311
5.625%, 8/23/2027	250,000	248,961
The Goldman Sachs Group, Inc., 3.8%, Perpetual (c)	1,050,000	919,249

Truist Financial Corp.:
Series N, 4.8%, Perpetual (c)	2,000,000	1,916,430
5.122%, 1/26/2034	460,000	466,164
U.S. Bancorp:
4.839%, 2/1/2034 (d)	680,000	675,973
5.85%, 10/21/2033	330,000	354,354
UBS Group AG, 144A, 4.375%, Perpetual (c)	743,000	609,186
		39,198,154
Health Care 1.8%
Centene Corp.:
2.45%, 7/15/2028	360,000	311,849
2.625%, 8/1/2031	790,000	646,976
Charles River Laboratories International, Inc., 144A, 3.75%, 3/15/2029	1,750,000	1,558,698
CVS Health Corp., 5.05%, 3/25/2048	1,000,000	950,717
Elevance Health, Inc.:
5.125%, 2/15/2053 (d)	170,000	170,691
6.1%, 10/15/2052	150,000	170,732
HCA, Inc.:
4.125%, 6/15/2029	600,000	570,314
5.25%, 6/15/2026	1,000,000	1,001,171
Humana, Inc., 5.875%, 3/1/2033	200,000	214,036
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/2026	5,400,000	4,844,772
Thermo Fisher Scientific, Inc., 4.95%, 11/21/2032	350,000	367,181
		10,807,137
Industrials 1.0%
American Airlines, Inc., 144A, 5.5%, 4/20/2026	620,000	607,801
Block, Inc., 2.75%, 6/1/2026	200,000	181,768
Boeing Co., 5.805%, 5/1/2050	635,000	648,271
Clean Harbors, Inc., 144A, 6.375%, 2/1/2031	570,000	580,659
Delta Air Lines, Inc., 3.75%, 10/28/2029	865,000	765,439
Empresa de los Ferrocarriles del Estado, 144A, 3.068%, 8/18/2050	239,000	151,613
Mileage Plus Holdings LLC, 144A, 6.5%, 6/20/2027	990,000	1,000,207
Prime Security Services Borrower LLC, 144A, 5.25%, 4/15/2024	1,400,000	1,385,563
United Rentals North America, Inc., 144A, 6.0%, 12/15/2029	620,000	629,300
		5,950,621
Information Technology 1.3%
Broadcom, Inc., 144A, 2.6%, 2/15/2033	350,000	274,952
Dell International LLC, 5.3%, 10/1/2029	485,000	489,607
HP, Inc., 5.5%, 1/15/2033	1,200,000	1,178,305
Micron Technology, Inc., 6.75%, 11/1/2029	1,200,000	1,279,916
MSCI, Inc.:
144A, 3.25%, 8/15/2033	240,000	196,800
144A, 3.625%, 9/1/2030	435,000	378,631
NXP BV:
2.65%, 2/15/2032	338,000	277,070
3.125%, 2/15/2042	310,000	222,852
Open Text Corp.:
144A, 3.875%, 2/15/2028	1,150,000	999,304
144A, 6.9%, 12/1/2027	290,000	296,888

Oracle Corp.:
3.6%, 4/1/2050		45,000	33,069
3.65%, 3/25/2041		675,000	534,241
6.9%, 11/9/2052		605,000	699,829
SK Hynix, Inc., 144A, 1.5%, 1/19/2026		947,000	834,708
			7,696,172
Materials 1.3%
AngloGold Ashanti Holdings PLC, 3.75%, 10/1/2030		800,000	709,736
Berry Global, Inc., 1.65%, 1/15/2027		1,750,000	1,530,918
Celanese U.S. Holdings LLC:
5.9%, 7/5/2024		1,250,000	1,257,179
6.165%, 7/15/2027		1,700,000	1,721,948
Corp. Nacional del Cobre de Chile:
144A, 3.15%, 1/15/2051		200,000	146,228
144A, 5.125%, 2/2/2033 (d)		420,000	420,835
Dow Chemical Co., 6.9%, 5/15/2053		310,000	367,442
MEGlobal Canada ULC, 144A, 5.0%, 5/18/2025		1,511,000	1,497,280
Sealed Air Corp., 144A, 6.125%, 2/1/2028		110,000	110,979
			7,762,545
Real Estate 0.2%
Boston Properties LP:
(REIT), 2.55%, 4/1/2032		535,000	422,296
(REIT), 6.75%, 12/1/2027		490,000	518,804
MPT Operating Partnership LP, (REIT), 3.5%, 3/15/2031		450,000	315,004
			1,256,104
Utilities 2.8%
AES Panama Generation Holdings SRL, 144A, 4.375%, 5/31/2030		622,000	551,745
CMS Energy Corp., 3.75%, 12/1/2050		2,600,000	2,121,938
Duke Energy Corp., 3.25%, 1/15/2082		1,350,000	1,103,029
Duke Energy Florida LLC, 5.95%, 11/15/2052		270,000	305,908
Enel Finance International NV, 144A, 5.0%, 6/15/2032		1,190,000	1,133,906
Eskom Holdings SOC Ltd., REG S, 6.35%, 8/10/2028		1,425,000	1,360,504
New England Power Co., 144A, 5.936%, 11/25/2052		240,000	263,409
NextEra Energy Operating Partners LP:
144A, 3.875%, 10/15/2026		1,035,000	959,970
144A, 4.25%, 7/15/2024		1,570,000	1,533,361
NRG Energy, Inc., 144A, 2.45%, 12/2/2027		1,370,000	1,176,179
Pacific Gas and Electric Co.:
2.5%, 2/1/2031		130,000	104,890
3.25%, 6/1/2031		490,000	415,924
3.3%, 8/1/2040		370,000	265,547
5.45%, 6/15/2027		550,000	552,207
Pacificorp., 5.35%, 12/1/2053		655,000	699,532
Perusahaan Listrik Negara PT, 144A, 2.875%, 10/25/2025	EUR	1,505,000	1,584,727
Sempra Energy, 4.125%, 4/1/2052		1,880,000	1,645,643
Southern Co., 3.75%, 9/15/2051		1,241,000	1,080,099
			16,858,518
Total Corporate Bonds (Cost $135,879,463)			124,119,819

Asset-Backed 4.3%
Automobile Receivables 0.1%
JPMorgan Chase Bank NA, “E”, Series 2021-1, 144A, 2.365%, 9/25/2028		778,570	751,602

Miscellaneous 4.2%
CF Hippolyta Issuer LLC, “B1”, Series 2021-1A, 144A, 1.98%, 3/15/2061	2,959,878	2,543,225
DB Master Finance LLC, “A23”, Series 2021-1A, 144A, 2.791%, 11/20/2051	6,311,250	5,228,322
Madison Park Funding XXVI Ltd., “AR”, Series 2007-4A, 144A, 3-month USD-LIBOR + 1.2%, 6.002% (e), 7/29/2030	6,374,971	6,343,166
Octagon Investment Partners Ltd., “A1R”, Series 2019-4A, 144A, 3-month USD-LIBOR + 1.15%, 5.8% (e), 5/12/2031	4,500,000	4,465,332
Venture 37 CLO Ltd., “A1R”, Series 2019-37A, 144A, 3-month USD-LIBOR + 1.15%, 5.942% (e), 7/15/2032	4,690,000	4,597,035
Wendy's Funding LLC, “A2II”, Series 2021-1A, 144A, 2.775%, 6/15/2051	2,527,510	2,062,458
		25,239,538
Total Asset-Backed (Cost $28,119,660)		25,991,140

Mortgage-Backed Securities Pass-Throughs 0.0%
Government National Mortgage Association, 6.5%, 8/20/2034 (Cost $17,855)	16,969	18,362

Commercial Mortgage-Backed Securities 2.4%
Citigroup Commercial Mortgage Trust:
“C”, Series 2019-PRM, 144A, 3.896%, 5/10/2036	2,516,145	2,488,037
“D”, Series 2019-PRM, 144A, 4.35%, 5/10/2036	2,625,000	2,603,642
Credit Suisse Commercial Mortgage Trust:
“A”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 3.0%, 7.959% (e), 12/15/2035	4,300,000	4,288,795
“B”, Series 2020-TMIC, 144A, 1-month USD-LIBOR + 5.0%, 9.959% (e), 12/15/2035	4,300,000	4,261,606
Freddie Mac Multifamily Structured Credit Risk, “M2”, Series 2021-MN1, 144A, 30- day average SOFR + 3.75%, 8.06% (e), 1/25/2051	1,098,000	977,920
Total Commercial Mortgage-Backed Securities (Cost $15,005,420)		14,620,000

Collateralized Mortgage Obligations 0.9%
Connecticut Avenue Securities Trust:
“1M2”, Series 2020-R01, 144A, 1-month USD-LIBOR + 2.05%, 6.556% (e), 1/25/2040	427,557	427,557
“1M2”, Series 2019-R03, 144A, 1-month USD-LIBOR + 2.15%, 6.656% (e), 9/25/2031	35,779	35,778
“1M2”, Series 2019-R02, 144A, 1-month USD-LIBOR + 2.3%, 6.806% (e), 8/25/2031	45,289	45,289
Federal National Mortgage Association, “I”, Series 2003-84, Interest Only, 6.0%, 9/25/2033	132,173	24,272
Freddie Mac Structured Agency Credit Risk Debt Notes:
“M2”, Series 2020-DNA2, 144A, 1-month USD-LIBOR + 1.85%, 6.356% (e), 2/25/2050	2,272,238	2,267,382
“M2”, Series 2019-DNA2, 144A, 1-month USD-LIBOR + 2.45%, 6.956% (e), 3/25/2049	1,466,529	1,473,851
JPMorgan Mortgage Trust, “AM”, Series 2016-3, 144A, 3.244% (e), 10/25/2046	906,918	829,249
Total Collateralized Mortgage Obligations (Cost $5,170,435)		5,103,378

Government & Agency Obligations 2.2%
Sovereign Bonds 0.6%
Brazilian Government International Bond, 3.875%, 6/12/2030	947,000	837,632
Indonesia Government International Bond, 3.85%, 10/15/2030	1,700,000	1,622,650
Perusahaan Penerbit SBSN Indonesia III, 144A, 2.8%, 6/23/2030	883,000	787,353
United Mexican States, 3.5%, 2/12/2034	260,000	218,494
		3,466,129

U.S. Treasury Obligations 1.6%
U.S. Treasury Bonds:
1.875%, 11/15/2051	1,788,300	1,227,500
2.0%, 11/15/2041	260,700	198,112
U.S. Treasury Notes, 4.125%, 11/15/2032	8,142,800	8,566,480
		9,992,092
Total Government & Agency Obligations (Cost $14,088,748)		13,458,221

Loan Participations and Assignments 0.4%
Senior Loans (e)
Hilton Domestic Operating Co., Inc., Term Loan B2, 30-day average SOFR + 1.75%, 6.38%, 6/22/2026	1,389,235	1,389,166
TransDigm, Inc., Term Loan F, 90-day average SOFR + 2.25%, 6.98%, 12/9/2025	1,226,917	1,226,083
		2,615,249
Total Loan Participations and Assignments (Cost $2,617,385)		2,615,249

Short-Term U.S. Treasury Obligation 1.2%
U.S. Treasury Bills, 1.998% (f), 4/20/2023 (g) (h) (Cost $7,168,831)	7,200,000	7,129,244

	Shares	Value ($)

Exchange-Traded Funds 3.0%
SPDR Bloomberg Convertible Securities ETF (Cost $13,817,168)	259,040	17,669,118

Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.26% (i) (Cost $9,099,882)	9,099,882	9,099,882

	% of Net Assets	Value ($)
Total Investment Portfolio (Cost $560,412,904)	99.9	599,547,255
Other Assets and Liabilities, Net	0.1	667,549
Net Assets	100.0	600,214,804
For information on the Fund's policies regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.
A summary of the Fund’s transactions with affiliated investments during the period ended January 31, 2023 are as follows:
Value ($) at 10/31/2022	Purchases Cost ($)	Sales Proceeds ($)	Net Realized Gain/ (Loss) ($)	Net Change in Unrealized Appreci- ation (Deprecia- tion) ($)	Income ($)	Capital Gain Distribu- tions ($)	Number of Shares at 1/31/2023	Value ($) at 1/31/2023
Cash Equivalents 1.5%
DWS Central Cash Management Government Fund, 4.26% (i)
847,361	37,696,764	29,444,243	—	—	56,474	—	9,099,882	9,099,882

*	Non-income producing security.
(a)	Investment was valued using significant unobservable inputs.
(b)	Principal amount stated in U.S. dollars unless otherwise noted.
(c)	Perpetual, callable security with no stated maturity date.
(d)	When-issued security.

(e)
Variable or floating rate security. These securities are shown at their current rate as of January 31, 2023. For securities based on a published reference rate and spread, the reference rate and spread are indicated within the description above. Certain variable rate securities are not based on a published reference rate and spread but adjust periodically based on current market conditions, prepayment of underlying positions and/or other variables. Securities with a floor or ceiling feature are disclosed at the inherent rate, where applicable.

(f)	Annualized yield at time of purchase; not a coupon rate.
(g)	At January 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open centrally cleared swap contracts.
(h)	At January 31, 2023, this security has been pledged, in whole or in part, to cover initial margin requirements for open futures contracts.
(i)	Affiliated fund managed by DWS Investment Management Americas, Inc. The rate shown is the annualized seven-day yield at period end.

144A: Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

ADR: American Depositary Receipt
CLO: Collateralized Loan Obligation
Interest Only: Interest Only (IO) bonds represent the "interest only" portion of payments on a pool of underlying mortgages or mortgage-backed securities. IO securities are subject to prepayment risk of the pool of underlying mortgages.

MSCI: Morgan Stanley Capital International
REG S: Securities sold under Regulation S may not be offered, sold or delivered within the United States or to, or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the
Securities Act of 1933.

REIT: Real Estate Investment Trust
S&P: Standard & Poor's
SBSN: Surat Berharga Syariah Negara (Islamic Based Government Securities)
SOC: State Owned Company
SOFR: Secured Overnight Financing Rate
SPDR: Standard & Poor's Depositary Receipt
LIBOR: London Interbank Offered Rate, the benchmark rate for certain floating rate securities, has been phased out as of the end of 2021 for most maturities and currencies, although certain widely used US Dollar LIBOR rates are expected to continue to be published through June 2023 to assist with the transition. The transition process from LIBOR towards its expected replacement reference rate with the Secured Overnight Financing Rate (SOFR) for US Dollar LIBOR rates has become increasingly well defined, especially following the signing of the federal Adjustable Interest Rate (LIBOR) Act in March 2022 , and the adoption of implementing regulations in December 2022, which will replace LIBOR-based benchmark rates in instruments with no, or insufficient, alternative rate-setting provisions with a SOFR-based rate following the cessation of LIBOR. However, the Fund or the instruments in which the Fund invests may be adversely affected by the phase out by, among other things, increased volatility or illiquidity.
Included in the portfolio are investments in mortgage or asset-backed securities which are interests in separate pools of mortgages or assets. Effective maturities of these investments may be shorter than stated maturities due to prepayments.

At January 31, 2023, open futures contracts purchased were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation ($)
10 Year U.S. Treasury Note	USD	3/22/2023	116	13,142,732	13,283,813	141,081
MSCI Emerging Market Index	USD	3/17/2023	293	14,259,652	15,303,390	1,043,738
Ultra 10 Year U.S. Treasury Note	USD	3/22/2023	70	8,374,289	8,484,219	109,930
Ultra Long U.S. Treasury Bond	USD	3/22/2023	180	24,508,093	25,515,000	1,006,907
Total unrealized appreciation						2,301,656
At January 31, 2023, open futures contracts sold were as follows:
Futures	Currency	Expiration Date	Contracts	Notional Amount ($)	Notional Value ($)	Unrealized Appreciation/ (Depreciation) ($)
5 Year U.S. Treasury Note	USD	3/31/2023	103	11,108,895	11,251,945	(143,050)
Euro Stoxx 50 Index	EUR	3/17/2023	84	3,622,960	3,808,983	(186,023)
Euro-Schatz	EUR	3/8/2023	156	18,070,999	17,933,871	137,128
S&P 500 E-Mini Index	USD	3/17/2023	200	40,252,182	40,900,000	(647,818)
TOPIX Index	JPY	3/9/2023	3	448,317	455,307	(6,990)
Total net unrealized depreciation						(846,753)
At January 31, 2023, open interest rate swap contracts were as follows:
Centrally Cleared Swaps
Cash Flows Paid by the Fund/ Frequency	Cash Flows Received by the Fund/ Frequency	Effective/ Expiration Date	Notional Amount ($)	Currency	Value ($)	Upfront Payments Paid/ (Received) ($)	Unrealized Appreciation ($)
Fixed — 0.25% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2023	12,400,000	USD	136,102	70	136,032
Fixed — 0.45% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2024	7,200,000	USD	393,594	(64)	393,658
Fixed — 1.3% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2028	2,200,000	USD	248,887	381	248,506
Fixed — 1.63% Semi-Annually	Floating — 3-Month LIBOR Quarterly β	3/16/2021/ 3/16/2031	1,900,000	USD	257,198	1,836	255,362
Total unrealized appreciation							1,033,558

β	3-month LIBOR rate as of January 31, 2023 is 4.814%.
At January 31, 2023, the Fund had the following open forward foreign currency contracts:
Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Appreciation ($)	Counterparty
USD	21,613,919	EUR	20,408,896	3/8/2023	622,233	Bank of America

Contracts to Deliver		In Exchange For		Settlement Date	Unrealized Depreciation ($)	Counterparty
EUR	1,800,000	USD	1,954,942	3/8/2023	(6,216)	Australia and New Zealand Banking Group Ltd.
Currency Abbreviation(s)

EUR	Euro
JPY	Japanese Yen
USD	United States Dollar
Fair Value Measurements
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in three broad levels. Level 1 includes quoted prices in active markets for identical securities. Level 2 includes other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds and credit risk). Level 3 includes significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The level assigned to the securities valuations may not be an indication of the risk or liquidity associated with investing in those securities.
The following is a summary of the inputs used as of January 31, 2023 in valuing the Fund’s investments.
Assets	Level 1	Level 2	Level 3	Total
Common Stocks
Communication Services	$22,073,162	$10,140,383	$—	$32,213,545
Consumer Discretionary	21,754,109	5,109,709	—	26,863,818
Consumer Staples	17,595,551	14,629,767	—	32,225,318
Energy	20,156,240	1,863,491	—	22,019,731
Financials	29,720,463	29,875,102	—	59,595,565
Health Care	27,929,052	12,428,155	—	40,357,207
Industrials	18,750,225	10,725,173	—	29,475,398
Information Technology	76,293,390	4,653,122	—	80,946,512
Materials	10,249,647	4,593,031	—	14,842,678
Real Estate	9,638,522	2,624,459	—	12,262,981
Utilities	1,551,782	6,421,251	—	7,973,033
Preferred Stocks (a)	20,194,873	710,840	—	20,905,713
Rights	—	—	1,122	1,122
Warrants	—	—	40,221	40,221
Corporate Bonds (a)	—	124,119,819	—	124,119,819
Asset-Backed (a)	—	25,991,140	—	25,991,140
Mortgage-Backed Securities Pass-Throughs	—	18,362	—	18,362
Commercial Mortgage-Backed Securities	—	14,620,000	—	14,620,000
Collateralized Mortgage Obligations	—	5,103,378	—	5,103,378
Government & Agency Obligations (a)	—	13,458,221	—	13,458,221
Loan Participations and Assignments	—	2,615,249	—	2,615,249
Short-Term U.S. Treasury Obligation	—	7,129,244	—	7,129,244
Exchange-Traded Funds	17,669,118	—	—	17,669,118
Short-Term Investments	9,099,882	—	—	9,099,882
Derivatives (b)
Futures Contracts	2,438,784	—	—	2,438,784
Interest Rate Swap Contracts	—	1,033,558	—	1,033,558
Forward Foreign Currency Contracts	—	622,233	—	622,233
Total	$305,114,800	$298,485,687	$41,343	$603,641,830

Liabilities	Level 1	Level 2	Level 3	Total
Derivatives (b)
Futures Contracts	$(983,881)	$—	$—	$(983,881)
Forward Foreign Currency Contracts	—	(6,216)	—	(6,216)
Total	$(983,881)	$(6,216)	$—	$(990,097)

(a)	See Investment Portfolio for additional detailed categorizations.
(b)	Derivatives include unrealized appreciation (depreciation) on open futures contracts, interest rate swap contracts and forward foreign currency contracts.

Derivatives
The following table presents, by major type of derivative contract, the unrealized appreciation (depreciation) of the Fund's derivative instruments as of January 31, 2023 categorized by the primary underlying risk exposure.
Primary Underlying Risk Disclosure	Forward Contracts	Swap Contracts	Futures Contracts
Equity Contracts	$ —	$ —	$ 202,907
Interest Rate Contracts	$ —	$ 1,033,558	$ 1,251,996
Foreign Exchange Contracts	$ 616,017	$ —	$ —
OBTAIN AN OPEN-END FUND PROSPECTUS
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CLOSED-END FUNDS
Closed-end funds, unlike open-end funds, are not continuously offered. There is a one time public offering and once issued, shares of closed-end funds are sold in the open market through a stock exchange. Shares of closed-end funds frequently trade at a discount to net asset value. The price of the fund’s shares is determined by a number of factors, several of which are beyond the control of the fund. Therefore, the fund cannot predict whether its shares will trade at, below or above net asset value.
The brand DWS represents DWS Group GmbH & Co. KGaA and any of its subsidiaries such as DWS Distributors, Inc. which offers investment products or DWS Investment Management Americas Inc. and RREEF America L.L.C. which offer advisory services.
NO BANK GUARANTEE | NOT FDIC INSURED | MAY LOSE VALUE
DGIBF-PH1
R-080548-2 (1/25)